UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from December 1, 2011 to December 31, 2011

Commission File Number of issuing entity: 333-166895-02 BA MASTER CREDIT CARD TRUST II (Exact name of issuing entity as specified in its charter) (Issuer of the Certificates)

Commission File Number of depositor: 333-166895 BA CREDIT CARD FUNDING, LLC (Exact name of depositor as specified in its charter)

FIA CARD SERVICES, NATIONAL ASSOCIATION (Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC
214 North Tryon Street
Charlotte, NC 28255
(Address of principal executive offices of issuing entity)

(980) 683-4915
(Telephone number, including area code)

N/A
(I.R.S. Employer Identification No.)

N/A
(Former name, former address, if changed since last report)

Each class of Certificates to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Certificates to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1.

No assets securitized by BA Credit Card Funding, LLC and held by BA Master Credit Card Trust II were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2009 to December 31, 2011.

Form ABS-15G will be filed on 2/14/12 as required by Rule 15Ga-1 for CIK#0001370238 – BA Credit Card Funding, LLC and CIK#0000838440 – FIA Card Services, National Association.

PART II – OTHER INFORMATION

ITEM 8 – Other Information.

NOTHING TO REPORT

ITEM 9 – Exhibits. ITEM 9.01 (c) Exhibits.
The following are filed as Exhibits to this Report under Exhibit 99:
99.1	Series 1997-B Certificateholders' Statement for the month ended December 31, 2011.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 17, 2012

BA MASTER CREDIT CARD TRUST II (Issuing Entity) FIA CARD SERVICES, NATIONAL ASSOCIATION (Servicer)
By: /s/ Michelle D. Dumont
Name: Michelle D. Dumont
Title: Senior Vice President